Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Money Market Trust
Entity Central Index Key	0000812195
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000027432 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	PMTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer U.S. Government Money Market Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 4.75%.
  The Fund sought to maintain its investment focus of seeking to protect shareholders’ capital and maintain liquidity.
  We have sought to maximize the Fund’s exposure to fully collateralized tri-party overnight repurchase agreements, or “repos”. (A tri-party repo is a repurchase transaction where a third party, the tri-party agent, provides operational and other related services to the cash borrower and the cash lender. In the U.S. the role of the tri-party agent is performed by one of two government securities clearing banks.) Repo rates generally move in parallel with the federal funds target range and have provided some pickup over Treasury Bills.
  In the last quarter of 2024, we shifted some of the Fund’s allocation from U.S. government agency debt to overnight tri-party repos while maintaining the Fund’s weights in U.S. Treasury Bills and U.S. Treasury Floating Rate Notes. The Fund’s increased exposure to tri-party repos has increased the Fund’s weekly liquid assets to around 95%.

Net Assets	$ 308,398,629
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,086,965
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets	$308,398,629
Total number of portfolio holdings	18
Total advisory fee paid	$1,086,965

Holdings [Text Block]	PORTFOLIO DIVERSIFICATION (as of December 31, 2024 )
U.S. Government and Agency Obligations	52.4%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	47.6%

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000194519 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer U.S. Government Money Market Fund
Class Name	Class R
Trading Symbol	PRXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer U.S. Government Money Market Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class R shares at NAV returned 4.25%.
  The Fund sought to maintain its investment focus of seeking to protect shareholders’ capital and maintain liquidity.
  We have sought to maximize the Fund’s exposure to fully collateralized tri-party overnight repurchase agreements, or “repos”. (A tri-party repo is a repurchase transaction where a third party, the tri-party agent, provides operational and other related services to the cash borrower and the cash lender. In the U.S. the role of the tri-party agent is performed by one of two government securities clearing banks.) Repo rates generally move in parallel with the federal funds target range and have provided some pickup over Treasury Bills.
  In the last quarter of 2024, we shifted some of the Fund’s allocation from U.S. government agency debt to overnight tri-party repos while maintaining the Fund’s weights in U.S. Treasury Bills and U.S. Treasury Floating Rate Notes. The Fund’s increased exposure to tri-party repos has increased the Fund’s weekly liquid assets to around 95%.

Net Assets	$ 308,398,629
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,086,965
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets	$308,398,629
Total number of portfolio holdings	18
Total advisory fee paid	$1,086,965

Holdings [Text Block]	PORTFOLIO DIVERSIFICATION (as of December 31, 2024 )
U.S. Government and Agency Obligations	52.4%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	47.6%

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000027435 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer U.S. Government Money Market Fund
Class Name	Class Y
Trading Symbol	PRYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer U.S. Government Money Market Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class Y shares at NAV returned 4.81%.
  The Fund sought to maintain its investment focus of seeking to protect shareholders’ capital and maintain liquidity.
  We have sought to maximize the Fund’s exposure to fully collateralized tri-party overnight repurchase agreements, or “repos”. (A tri-party repo is a repurchase transaction where a third party, the tri-party agent, provides operational and other related services to the cash borrower and the cash lender. In the U.S. the role of the tri-party agent is performed by one of two government securities clearing banks.) Repo rates generally move in parallel with the federal funds target range and have provided some pickup over Treasury Bills.
  In the last quarter of 2024, we shifted some of the Fund’s allocation from U.S. government agency debt to overnight tri-party repos while maintaining the Fund’s weights in U.S. Treasury Bills and U.S. Treasury Floating Rate Notes. The Fund’s increased exposure to tri-party repos has increased the Fund’s weekly liquid assets to around 95%.

Net Assets	$ 308,398,629
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,086,965
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets	$308,398,629
Total number of portfolio holdings	18
Total advisory fee paid	$1,086,965

Holdings [Text Block]	PORTFOLIO DIVERSIFICATION (as of December 31, 2024 )
U.S. Government and Agency Obligations	52.4%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	47.6%

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds